Subsequent Events - Additional Information (Details)			6 Months Ended
	Jan. 21, 2024 USD ($) shares	Jan. 11, 2024 shares	Jun. 30, 2024 shares	Sep. 17, 2024 $ / shares shares	Jul. 31, 2024 Holders	Dec. 31, 2023 shares	Dec. 15, 2023 $ / shares shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Percentage of gross amount payable to sponsor raised from investors		4.00%
Maximum period to regain compliance			180 days
Minimum number of owners or beneficial owners not maintained for primary securities listing | Holders					400
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares							2,768,301
Share Price | $ / shares							$ 10.68
Subscription Agreement [Member] | DeSPACClosing [Member] | In Fifth Date Of Default [Member]
Subsequent Event [Line Items]
Issuance of shares to investors due to default			36,000
Underwriter [Member]
Subsequent Event [Line Items]
Underwriter fee waived off | $	$ 4,290,000
Stock shares issued during the period for services shares	600,000
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding			667,391			667,391		30,000,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares			2,768,301			2,768,301		2,768,301
Common Class A [Member] | Advisor [Member]
Subsequent Event [Line Items]
Number of shares issuable on acquisition		200,000
Rule 5450a [Member]
Subsequent Event [Line Items]
Maximum period to regain compliance			45 days
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum number of owners or beneficial owners not maintained for primary securities listing | Holders					400
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding				8,041,268
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares				126,122
Share Price | $ / shares				$ 11.28
Subsequent Event [Member] | Common Class A [Member] | Advisor [Member]
Subsequent Event [Line Items]
Number of shares issuable on acquisition		200,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Temporary equity shares outstanding				1